RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

(a) Names and Relationship of Related Parties:

Existing Relationship with the Company
Panaicia Pty Ltd	Sole director and sole shareholder is one of the shareholders Mr. Wai Yiu Yau.
Prezario UNO Pty Ltd	Sole shareholder is the spouse of one of the shareholders Mr. Wai Yiu Yau.
FC Output Limited	One of the directors and shareholders is one of the shareholders Mr. Wai Yiu Yau.
Mr. Chun Lin Yau	Father of one of the shareholders, Mr. Wai Yiu Yau
Ms. Lai Ching Ng	Mother of one of the shareholders, Mr. Wai Yiu Yau

(b) Summary of Balances with Related Parties:

Prepayment – related parties:	Note	As of September 30,
		2022	2023
Panaicia Pty Ltd	(1)	$-	$155,093
Prezario UNO Pty Ltd		-	14,741
Total		$-	$169,834

Accounts payable – related party:	Note	As of September 30,
		2022	2023
Panaicia Pty Ltd	(1)	$175,479	$-
Total		$175,479	$-

Note:

1	Prepayment – related parties and accounts payable – related party are trade in nature, unsecured and non-interest bearing.

(c) Summary of Related Party Transactions:

A summary of trade transactions with related parties for years ended September 30, 2021, 2022 and 2023 are listed below:

Freight charges charged by related parties:	For the year ended September 30,
	2021	2022	2023
Panaicia Pty Ltd	$-	$5,922,909	$5,526,462
Prezario UNO Pty Ltd	-	70,634	632,613
Total	$-	$5,993,543	$6,159,075

Salaries paid to related parties:	For the year ended September 30,
	2021	2022	2023
Mr. Wai Yiu Yau	$110,000	$110,000	$85,000
Mr. Chun Lin Yau	16,769	16,769	-
Ms. Lai Ching Ng	16,769	16,769	-
Total	$143,538	$143,538	$85,000